Initial Public Offering - Additional Information (Detail) - Thimble Point Acquisition Corp. - $ / shares		9 Months Ended
	Feb. 04, 2021	Sep. 30, 2021
Class A Common Stock
Initial Public Offering [Line Items]
Common stock, Conversion basis	Each Unit consists of one share of the Company’s Class A common stock and one-third of one redeemable warrant
Class A Common Stock | Public Warrant [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant or right	1
IPO [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	24,000,000
Stock issued, purchase price (in dollars per share)	$ 10
IPO [Member] | Class A Common Stock
Initial Public Offering [Line Items]
Stock shares issued during the period shares	24,000,000	276,000,000
Stock issued, purchase price (in dollars per share)	$ 10.00
IPO [Member] | Class A Common Stock | Public Warrant [Member]
Initial Public Offering [Line Items]
Stock issued, exercise price	$ 11.50
Number of securities called by each warrant or right	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock shares issued during the period shares	3,600,000
Over-Allotment Option [Member] | Class A Common Stock
Initial Public Offering [Line Items]
Stock shares issued during the period shares	3,600,000
Including Over-Allotment Option
Initial Public Offering [Line Items]
Stock shares issued during the period shares	27,600,000
Including Over-Allotment Option | Class A Common Stock
Initial Public Offering [Line Items]
Stock shares issued during the period shares	27,600,000